Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following table sets forth additional compensation information of Mr. Maleh, our principal executive officer, or PEO, and our other named executive officers, or Non-PEO NEOs, and Company performance for the fiscal years ended in 2020, 2021, 2022 and 2023.
Fiscal Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) (e)	Value of Initial Fixed $100 Investment Based on(4):		Net Income ($ in millions) (h)	Non-GAAP Net Revenue ($ in millions)(5) (i)
					Total Shareholder Return (TSR) (f)	Peer Group Total Shareholder Return (g)
2023	$3,584,193	$1,719,457	$1,194,327	$784,896	$196.45	$156.21	$38.5	$624.0
2022	$3,794,707	$6,666,030	$1,281,503	$1,891,193	$239.76	$138.71	$43.6	$590.9
2021	$3,838,392	$8,739,743	$1,169,357	$2,136,051	$180.35	$140.76	$41.7	$565.9
2020	$3,675,532	$3,389,943	$1,270,450	$1,320,399	$97.13	$110.38	$24.5	$508.4

(1)
Mr. Maleh has been our PEO for each year presented. Messrs. Mahoney, Holmes and Yellin have been our Non-PEO NEOs for each year presented.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Adjustments
	2020	2021	2022	2023
Summary Compensation Table Total for PEO	$3,675,532	$3,838,392	$3,794,707	$3,584,193
Less, Value of Stock Awards reported in SCT	$(1,500,023)	$(1,500,032)	$(1,599,969)	$(1,599,955)
Plus, Year-end value of awards granted in fiscal year that are unvested and outstanding	$1,441,981	$2,343,873	$2,568,973	$1,611,587
Plus, Change in fair value of prior year awards that are unvested and outstanding	$27,129	$2,941,351	$1,496,205	$(1,192,497)
Plus, Fair market value of awards granted in fiscal year that vested in fiscal year	—	—	—	—
Plus, Change in fair value (from prior year-end) of prior year awards that vested in fiscal year	$(252,676)	$1,116,159	$406,114	$(683,871)
Less, Prior year-end fair value of awards that failed to vest in fiscal year	—	—	—	—
Total Adjustments	$(285,589)	$4,901,351	$2,871,323	$(1,864,736)
Compensation Actually Paid	$3,389,943	$8,739,743	$6,666,030	$1,719,457
Non-PEO NEO Adjustments
	2020	2021	2022	2023
Summary Compensation Table Total for Non-PEO NEOs	$1,270,450	$1,169,357	$1,281,503	$1,194,327
Less, Value of Stock Awards reported in SCT	$(425,005)	$(291,648)	$(358,310)	$358,323
Plus, Year-end value of awards granted in fiscal year that are unvested and outstanding	$493,393	$455,721	$575,323	$360,928
Plus, Change in fair value of prior year awards that are unvested and outstanding	$4,742	$625,963	$337,796	$(277,697)
Plus, Fair market value of awards granted in fiscal year that vested in fiscal year	—	—	—	—
Plus, Change in fair value (from prior year-end) of prior year awards that vested in fiscal year	$(23,181)	$176,658	$54,881	$(134,340)
Less, Prior year-end fair value of awards that failed to vest in fiscal year	—	—	—
Total Adjustments	$49,949	$966,694	$609,690	$(409,432)
Compensation Actually Paid	$1,320,399	$2,136,051	$1,891,193	$784,896

(4)
The Peer Group Total Shareholder Return, or TSR, set forth in this table utilizes the customized peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 30, 2023. The customized peer group consisting of three companies: Exponent Inc., FTI Consulting Inc. and Huron Consulting Group Inc. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the customized peer group, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the customized peer group. Historical stock performance is not necessarily indicative of future stock performance.

(5)
Non-GAAP net revenue was subject to the following non-GAAP adjustments: acquisitions, discontinued operations, and extraordinary and special items, each to the extent that they arose during fiscal 2020, 2021, 2022 and 2023 and any other adjustments to our publicly reported GAAP results in our earnings releases for each applicable fiscal year, consistent with past practice.

Company Selected Measure Name	Non-GAAP Net Revenue
Named Executive Officers, Footnote	(1) Mr. Maleh has been our PEO for each year presented. Messrs. Mahoney, Holmes and Yellin have been our Non-PEO NEOs for each year presented.
Peer Group Issuers, Footnote
(4)
The Peer Group Total Shareholder Return, or TSR, set forth in this table utilizes the customized peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 30, 2023. The customized peer group consisting of three companies: Exponent Inc., FTI Consulting Inc. and Huron Consulting Group Inc. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the customized peer group, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the customized peer group. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,584,193	$ 3,794,707	$ 3,838,392	$ 3,675,532
PEO Actually Paid Compensation Amount	$ 1,719,457	6,666,030	8,739,743	3,389,943
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Adjustments
	2020	2021	2022	2023
Summary Compensation Table Total for PEO	$3,675,532	$3,838,392	$3,794,707	$3,584,193
Less, Value of Stock Awards reported in SCT	$(1,500,023)	$(1,500,032)	$(1,599,969)	$(1,599,955)
Plus, Year-end value of awards granted in fiscal year that are unvested and outstanding	$1,441,981	$2,343,873	$2,568,973	$1,611,587
Plus, Change in fair value of prior year awards that are unvested and outstanding	$27,129	$2,941,351	$1,496,205	$(1,192,497)
Plus, Fair market value of awards granted in fiscal year that vested in fiscal year	—	—	—	—
Plus, Change in fair value (from prior year-end) of prior year awards that vested in fiscal year	$(252,676)	$1,116,159	$406,114	$(683,871)
Less, Prior year-end fair value of awards that failed to vest in fiscal year	—	—	—	—
Total Adjustments	$(285,589)	$4,901,351	$2,871,323	$(1,864,736)
Compensation Actually Paid	$3,389,943	$8,739,743	$6,666,030	$1,719,457

Non-PEO NEO Average Total Compensation Amount	$ 1,194,327	1,281,503	1,169,357	1,270,450
Non-PEO NEO Average Compensation Actually Paid Amount	$ 784,896	1,891,193	2,136,051	1,320,399
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Adjustments
	2020	2021	2022	2023
Summary Compensation Table Total for Non-PEO NEOs	$1,270,450	$1,169,357	$1,281,503	$1,194,327
Less, Value of Stock Awards reported in SCT	$(425,005)	$(291,648)	$(358,310)	$358,323
Plus, Year-end value of awards granted in fiscal year that are unvested and outstanding	$493,393	$455,721	$575,323	$360,928
Plus, Change in fair value of prior year awards that are unvested and outstanding	$4,742	$625,963	$337,796	$(277,697)
Plus, Fair market value of awards granted in fiscal year that vested in fiscal year	—	—	—	—
Plus, Change in fair value (from prior year-end) of prior year awards that vested in fiscal year	$(23,181)	$176,658	$54,881	$(134,340)
Less, Prior year-end fair value of awards that failed to vest in fiscal year	—	—	—
Total Adjustments	$49,949	$966,694	$609,690	$(409,432)
Compensation Actually Paid	$1,320,399	$2,136,051	$1,891,193	$784,896

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following performance measures reflect the Company’s most important financial performance measures in effect for 2023, for purposes of setting executive compensation as further described and defined in the sections titled “Compensation of Directors and Executive Officers—Compensation discussion and analysis” and “Executive compensation.” The measures in this table are not ranked.
•
Non-GAAP Net Revenue

•
Non-GAAP Net Revenue Growth

•
Performance Compensation EBITDA

•
Performance Compensation EBITDA Margin

Total Shareholder Return Amount	$ 196.45	239.76	180.35	97.13
Peer Group Total Shareholder Return Amount	156.21	138.71	140.76	110.38
Net Income (Loss)	$ 38,500,000	$ 43,600,000	$ 41,700,000	$ 24,500,000
Company Selected Measure Amount	624,000,000	590,900,000	565,900,000	508,400,000
PEO Name	Mr. Maleh
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Net Revenue
Non-GAAP Measure Description
(5)
Non-GAAP net revenue was subject to the following non-GAAP adjustments: acquisitions, discontinued operations, and extraordinary and special items, each to the extent that they arose during fiscal 2020, 2021, 2022 and 2023 and any other adjustments to our publicly reported GAAP results in our earnings releases for each applicable fiscal year, consistent with past practice.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Net Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Performance Compensation EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Performance Compensation EBITDA Margin
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,864,736)	$ 2,871,323	$ 4,901,351	$ (285,589)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,599,955)	(1,599,969)	(1,500,032)	(1,500,023)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,611,587	2,568,973	2,343,873	1,441,981
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,192,497)	1,496,205	2,941,351	27,129
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(683,871)	406,114	1,116,159	(252,676)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(409,432)	609,690	966,694	49,949
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,323	(358,310)	(291,648)	(425,005)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,928	575,323	455,721	493,393
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(277,697)	337,796	625,963	4,742
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (134,340)	54,881	176,658	(23,181)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount